LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
LEASES

NOTE 5 – LEASES

As of September 30, 2025, we leased approximately 77,000 square feet of office, manufacturing and assembly space at our principal facility in Carlsbad, California. We record leases at lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The lease commenced on February 1, 2022, and has a term of 62 months, expiring on April 1, 2027.

The lease agreement includes scheduled rent escalations over the lease term, with monthly base rent ranging from $91,000 to $106,000. The lease also included rent abatement for the second and thirteenth months of the lease. Lease expense is recognized on a straight-line basis over the lease term.

The Company has two options to extend the lease term for 60 months each, subject to the terms of the lease. A security deposit of $2.5 million was paid in connection with the lease, $1.5 million of which has been returned to the Company as of September 30, 2025. The lease is a triple net lease, meaning the Company is responsible for all costs, expenses, and obligations relating to the facility, including operating expenses, repairs, insurance, and taxes.

Our lease agreement does not provide an implicit borrowing rate and we have, therefore, used a benchmark approach to derive an appropriate incremental borrowing rate. We used companies of similar credit ratings and comparable credit quality to derive a benchmark incremental borrowing rate to discount lease liabilities through the remaining lease term.

Operating lease obligations are presented as follows on the condensed consolidated balance sheets (in thousands):

	As of September 30, 2025	As of December 31, 2024
Operating lease assets, net	$1,454	$2,104

Current portion of lease liabilities	1,124	1,030
Long-term lease liabilities	610	1,468
	$1,734	$2,498

We recorded $0.8 million as operating lease expense for the nine months ended September 30, 2025 and 2024, respectively. This expense is allocated to “General, selling, and administrative” and “Research and development” expenses in the condensed consolidated statements of operations.

Other information related to our lease obligations is as follows:

	As of September 30, 2025	As of December 31, 2024
Supplemental lease information
Weighted average remaining lease term (in years)	1.50	2.25
Weighted average discount rate	8.30%	8.30%

	As of September 30, 2025	As of September 31, 2024
Cash payments included in the measurement of lease liabilities:
Operating cash flows from operating leases	$892	$866

NOTE 7 – LEASES

As of December 31, 2024, we leased approximately 77,000 square feet of office, manufacturing and assembly space at our principal facility in Carlsbad, California. This reflects a reduction of leased space compared to September 2023 when we exited our facility in Vista, CA. We record leases at lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The lease commenced on February 1, 2022, and has a term of 62 months, expiring on April 1, 2027.

The lease agreement includes scheduled rent escalations over the lease term, with monthly base rent ranging from $91 thousand to $106 thousand. The lease also included rent abatement for the second and thirteenth months of the lease. Lease expense is recognized on a straight-line basis over the lease term.

The Company has two options to extend the lease term for 60 months each, subject to the terms of the lease. A security deposit of $2.5 million was paid in connection with the lease. The lease is a triple net lease, meaning the Company is responsible for all costs, expenses, and obligations relating to the facility, including operating expenses, repairs, insurance, and taxes.

Our lease agreement does not provide an implicit borrowing rate and we have, therefore, used a benchmark approach to derive an appropriate incremental borrowing rate. We used companies of similar credit ratings and comparable credit quality to derive a benchmark incremental borrowing rate to discount lease liabilities through the remaining lease term.

Operating lease obligations are presented as follows on the consolidated balance sheets (in thousands):

	As of December 31, 2024	As of December 31, 2023
Operating lease assets, net	$2,104	$2,901

Current portion of lease liabilities and other current liabilities	1,030	915
Long-term lease liabilities	1,468	2,498
	$2,498	$3,413

The following table summarizes the annual contractual maturities of operating lease liabilities (in thousands):

As of December 31, 2024
2025	$1,191
2026	1,227
2027	314
Total minimum lease payments	2,732
Imputed interest	(234)
Total minimum lease payments	$2,498

We recorded $1.1 million and $2.0 million as operating lease expense for the years ended December 31, 2024 and 2023, respectively. This expense is allocated to “General, selling, and administrative” and “Research and development” expenses in the Consolidated Statements of Operations.

Other information related to our lease obligations is as follows:

	As of December 31, 2024	As of December 31, 2023
Supplemental lease information
Weighted average remaining lease term (in years)	2.25	3.25
Weighted average discount rate	8.30%	8.30%

	As of December 31, 2024	As of December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,139	$3,766
Leased assets obtained in exchange for new operating lease liabilities	$-	$-